Employee Benefits - Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 113,020	$ 146,763
Debt instruments	2,080,727	2,029,669
Plan Assets
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	113,020	146,763
Debt instruments	2,080,727	2,029,669
Total	2,193,747	2,176,432	$ 2,233,490
Quoted prices in active markets for identical assets (level 1)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	113,020	146,763
Debt instruments	2,080,727	2,029,669
Quoted prices in active markets for identical assets (level 1) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	2,193,747	2,176,432
Significant observable inputs (level 2)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Significant observable inputs (level 2) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	0	0
Significant unobservable inputs (level 3)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0	0
Debt instruments	0	0
Significant unobservable inputs (level 3) | Plan Assets
Disclosure of fair value of plan assets [line items]
Total	$ 0	$ 0